Restructuring and integration costs	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Restructuring and integration costs	7 Restructuring and integration costs
Restructuring costs reflect the costs incurred as a result of initiatives to improve the effectiveness and the efficiency of the Group as a globally integrated enterprise. These costs represent additional expenses incurred that are not related to the normal business and day-to-day activities.
These initiatives include the costs associated with Quantum, being a review of the Group’s organisational structure announced in 2019 to simplify the business and create a more efficient, agile and focused company. In 2022, these also included a review of the Group’s manufacturing operations. No further Quantum restructuring charges were recognised as adjusting in 2023, following the completion of the Quantum programme.
The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2023 £m	2022 £m	2021 £m
Employee benefit costs	3	(26)	315	160
Depreciation, amortisation and impairment costs	4	39	220	(11)
Other operating income	5	—	(1)	—
Other operating expenses		(15)	237	1
		(2)	771	150
The adjusting charge in 2022 and 2021 related to the cost of employee packages in respect of Quantum and the ongoing costs associated with initiatives to improve the effectiveness and efficiency of the Group as a globally integrated organisation. In addition, Quantum initiatives in certain countries have resulted in the move to above market business models utilising local distributors as importers. As a consequence, with the cessation of a physical presence in these markets, foreign exchange previously recognised in other comprehensive income for these countries has been reclassified to the income statement and reported within other operating expenses (note 22(c)(i)).
In 2023, following the completion of the Quantum programme, a credit of £26 million has been recognised due to the reversal of restructuring provisions recognised in respect of employee packages. In addition, a credit of £7 million was recognised in relation to impairment reversals associated with the Quantum programme. Included in this is an impairment reversal of £4 million in relation to machinery in South Africa as the asset can be used by another market in the Group.
In addition, in 2023, an adjusting impairment charge of £46 million has been recognised for machinery in Reynolds due to the adverse impact from macro-economic headwinds and industry volume decline in the U.S., as explained in note 12(b)(iv).
The reversal recognised in other expenses of £15 million includes unutilised Quantum provisions along with £3 million relating to the release of a provision originally raised in 2007 relating to site clean up costs in Canada. As no further work is required on the site the remaining provision has been reversed.
The restructuring costs in 2022 include costs related to factory closures or rationalisation in APMEA, AME and the U.S. and costs recognised as part of the Group's announced exit from Egypt.
In 2021, included under the Quantum initiatives above is a charge of £27 million, including £4 million for foreign exchange reclassified from equity (note 22(c)(i)), related to the Group's withdrawal from Myanmar. In addition, as set out in note 4, goodwill in relation to Myanmar was impaired and charged to the income statement.
The depreciation, amortisation and impairment costs in 2021 included a credit of £25 million due to a partial reversal of previously estimated impairment following the revision of factory rationalisation initiatives.
Also, in 2021, included within other operating expenses is a credit of £59 million representing the release of an accrual on the successful conclusion of the dispute with former shareholders of Reynolds American, as explained in note 31.